Auditor remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration
Audit fees	€ 3,856	€ 3,786	€ 4,088
Audit-related fees	73	20	60
Audit fees related to prior year audit	131	738	1,504
Total	€ 4,061	€ 4,544	€ 5,651